SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss (income) per share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Interest Income	$ 1,973
Net Earnings	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Earnings per share, basic and diluted	$ 0.00
Class A, subject to possible redemption
Weighted average shares outstanding	23,000,000
Class A redeemable common stock
Interest Income	$ 1,973
Net Earnings	$ 1,973
Weighted average shares outstanding	23,000,000
Earnings per share, basic and diluted	$ 0.00
Class B redeemable common stock
Net Earnings	$ (12,971,424)
Redeemable Net Earnings	(1,973)
Non-Redeemable Net Loss	$ (12,973,397)
Weighted average shares outstanding	5,194,656
Earnings per share, basic and diluted	$ (2.50)
Class B Common Stock
Weighted average shares outstanding	5,194,656
Earnings per share, basic and diluted	$ (2.50)